RESTRUCTURING COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
One-time employee termination benefits
Restructuring Cost and Reserve [Line Items]
Balance at beginning of the year	$ 1,341	$ 0
Incurred	0	1,383
Paid	(879)	(42)
Adjustments	(305)	0
Balance at the end of the year	157	1,341
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Balance at beginning of the year	0	0
Incurred	2,125	0
Paid	0	0
Adjustments	0	0
Balance at the end of the year	2,125	0
Other associated costs
Restructuring Cost and Reserve [Line Items]
Balance at beginning of the year	72	0
Incurred	3,619	72
Paid	(2,800)	0
Adjustments	(261)	0
Balance at the end of the year	$ 630	$ 72